Related-party transactions	12 Months Ended
Dec. 31, 2022
Related-party transactions
Related party transactions

47. Related-party transactions

Transactions with related parties

The parties related to the Bank are deemed to include, in addition to its subsidiaries and associated entity, the Bank’s key management personnel (the member of its Board of Directors, executive officers and other key management personnel, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.

The Bank also considers the companies that are part of Banco Santander (Spain).

To facilitate comprehension, the information is divided into the following categories:

Ultimate Parent Company

This category includes balances with Banco Santander (Spain).

Santander Group Companies

This category includes all the companies that are controlled by Banco Santander (Spain) around the world, and hence, it includes the companies over which the Bank exercises any degree of control.

The information related to directors, executive officers and other key management personnel is detailed in Note 5.

	12/31/2021		12/31/2022
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

ASSETS:
Financial assets at fair value through profit or loss -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	79,660	—	99,291	—
Banco Santander (Chile)	—	654	—	372
Loans and advances to customers -
Of which -
Casa de Bolsa Santander, S.A. de C.V.	—	—	—	508
Financial assets at amortized cost -
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	5,147	—	5,845	—
Banco Santander (Brasil), S.A.	—	—	—	907
Loans and advances to customers -
Of which -
Santander Capital Structuring, S.A. de C.V.	—	—	—	224
SMPS Merchant Platform Solutions México, S.A de C.V	—	—	—	84
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	908	—	—
Key management personnel	—	4,178	—	4,351
Other intangible assets -
Of which -
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	469	—	143
Santander Back-Offices Globales Mayoristas, S.A.	—	4	—	9
Santander Global Facilities, S.A. de C.V.	—	36	—	112
Other	—	8	—	10
Other assets -
Of which -
Banco Santander, S.A. (Spain)	8	—	—	—
Zurich Santander Seguros México, S.A.	—	1,177	—	1,239
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	268	—	—
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	184	—	190
SMPS Merchant Platform Solutions México, S.A de C.V	—	42	—	15
Other	—	30	—	19

	12/31/2021		12/31/2022
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

LIABILITIES AND EQUITY:
Financial liabilities at fair value through profit or loss -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	64,582	—	83,133	—
Customer deposits - Repurchase agreements
Of which -
Casa de Bolsa Santander, S.A. de C.V.	—	2,773	—	3,214
Other	—	—	—	4
Financial liabilities at amortized cost -
Deposits from credit institutions -
Of which -
Banco Santander, S.A. (Spain)	15,535	—	16,896	—
Banco S3 México, S.A., Institución de Banca Múltiple	—	7	—	6
Banco Santander (Brasil), S. A.	—	82	—	—
Customer deposits -
Of which-
SMPS Merchant Platform Solutions México, S.A de C.V	—	—	—	887
Operadora de Carteras Gamma, S.A.P.I. de C.V.	—	148	—	174
Mercadotecnia, Ideas y Tecnología, S.A de C.V.	—	—	—	92
Decarome, S.A.P.I. de C.V.	—	70	—	57
Santander Global Facilities, S.A. de C.V.	—	1,780	—	1,819
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	110	—	193
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	517	—	112
Santander Capital Structuring, S.A. de C.V.	—	238	—	223
Gesban México Servicios Administrativos Globales, S.A. De C.V.	—	56	—	47
Other(*)	—	5,383	—	2,630
Marketable debt securities -
Of which -
Banco Santander, S.A. (Spain)	1,011	—	—	—
Other	—	27	—	25
Subordinated liabilities -
Of which -
Banco Santander, S.A. (Spain)	43,693	—	32,960	—
Other financial liabilities -
Of which -
Banco Santander, S.A. (Spain)	1,924	—	1,642	—
Santander Global Facilities, S.A. de C.V.	—	335	—	—
Other	—	13	—	6
Other liabilities -
Of which -
Santander Back-offices Globales Mayorista, S.A.	—	35	—	80
Banco Santander (Brasil), S. A.	—	77	—	69
Santander Global Facilities, S.A. de C.V.	—	18	—	368
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	972	—	1,130
Other	—	50	—	114

(*)	As of December 31, 2021 and 2022, includes 5,093 million pesos and 2,267 million pesos, respectively, related to key management personnel transactions.

	2020		2021		2022
	Ultimate	Santander	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group	Parent	Group
	Company	Companies	Company	Companies	Company	Companies

INCOME STATEMENT:
Interest income -
Of which -
Banco Santander, S.A. (Spain)	1	—	2	—	2	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	84	—	—	—	—
Santander Global Technology, S.L.	—	—	—	19	—	—
Casa de Bolsa Santander, S.A. de C.V.	—	41	—	21	—	22
Santander Capital Structuring, S.A. de C.V.	—	176	—	123	—	58
Other	—	2	—	—	—	10
Interest expense and similar charges -
Of which -
Banco Santander, S.A. (Spain)	1,310	—	1,230	—	1,516	—
Casa de Bolsa Santander, S.A. de C.V.	—	304	—	146	—	212
Banco Santander International, S.A.	—	—	—	26	—	—
Santander Capital Structuring, S.A. de C.V.	—	—	—	6	—	—
Santander Global Technology, S.L.	—	—	—	3	—	—
Operadora de Carteras Gamma, S.A.P.I. de C.V.	—	—	—	3	—	10
Banco S3 México, S.A., Institución de Banca Múltiple	—	41	—	21	—	25
Santander Global Facilities, S.A. de C.V.	—	52	—	70	—	113
Other	—	30	—	10	—	54
Fee and commission income -
Of which -
Banco Santander, S.A. (Spain)	8	—	—	—	—	—
Banco S3 México, S.A., Institución de Banca Múltiple	—	—	—	24	—	18
Casa de Bolsa Santander, S.A. de C.V.	—	55	—	142	—	180
Zurich Santander Seguros México, S.A.	—	4,031	—	4,284	—	4,612
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	1,608	—	1,742	—	1,895
Other	—	25	—	1	—	10
Fee and commission expense-
Of which -
Banco Santander, S.A. (Spain)	2	—	2	—	2	—
Santander Global Facilities, S.A. de C.V.	—	135	—	55	—	—
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	110	—	—	—	—
Casa de Bolsa Santander, S.A. de C.V.	—	34	—	43	—	57
SAM Asset Management , S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	17	—	18	—	21
Other	—	—	—	1	—	7
Gains/(losses) on financial assets and liabilities (net) -
Of which -
Banco Santander, S.A. (Spain)	(24,086)	—	18,441	—	8,610	—
Banco Santander (Chile)	—	(26)	—	494	—	(274)
Banco Santander International, S. A.	—	—	—	(4)	—	(2)
Other	—	(20)	—	—	—	—
Other operating income
Of which -
Santander Global Facilities, S.A. de C.V.	—	20	—	7	—	—
SMPS Merchant Platform Solutions México S.A. de C.V.	—	—	—	42	—	105
Banco S3 México, S.A., Institución de Banca Múltiple	—	—	—	13	—	17
Santander Digital Assets, S.L.	—	22	—	—	—	—
Casa de Bolsa Santander, S.A. de C.V.	—	55	—	56	—	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	79	—	71	—	78
Other	—	37	—	7	—	12

Administrative expenses -
Of which -
Banco Santander, S.A. (Spain)	464	—	524	—	476	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly, Produban Servicios Informáticos Generales, S.L.)	—	2,875	—	3,328	—	3,307
Santander Global Facilities, S.A. de C.V.	—	446	—	470	—	369
Gesban México Servicios Administrativos Globales, S.A. de C.V.	—	55	—	58	—	54
Santander Back-offices Globales Mayorista, S.A.	—	71	—	101	—	109
Santander Global Technology Chile Limitada	—	—	—	5	—	—
Aquanima México, S. de R.L. de C.V.	—	74	—	72	—	77
Santander Global Facilities, S.L.	—	—	—	23	—	31
Other	—	143	—	14	—	87

See Note 5 for significant transactions with related parties.